Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Capitalized Software Development Costs

Capitalized software development costs consisted of the following:

	June 30, 2026	December 31, 2025
Capitalized software, gross	$3,038,489	$2,314,121
Less: accumulated amortization	(1,052,238)	(920,369)
Capitalized software, net	$1,986,251	$1,393,752

Capitalized software development costs consisted of the following:

	December 31, 2025	December 31, 2024
Capitalized software, gross	$2,314,121	$1,486,228
Less: accumulated amortization	(920,369)	(486,163)
Capitalized software, net	$1,393,752	$1,000,065

Schedule of Gross Carrying Amount of Internally Developed Software Costs

The gross carrying amount of internally developed software costs that had been capitalized but not placed into service is as follows:

	June 30, 2026	December 31, 2025
Capitalized software not placed into service	$544,770	$594,096

The gross carrying amount of internally developed software costs that had been capitalized but not placed into service is as follows:

	December 31, 2025	December 31, 2024
Capitalized software not placed into service	$594,096	$348,058